Financial instruments	12 Months Ended
Dec. 31, 2011
Financial instruments
Financial instruments

Note 5—Financial instruments

        The Company is exposed to certain currency, commodity, interest rate and equity risks arising from its global operating, financing and investing activities. The Company uses derivative instruments to reduce and manage the economic impact of these exposures.

Currency risk

        Due to the global nature of the Company's operations, many of its subsidiaries are exposed to currency risk in their operating activities from entering into transactions in currencies other than their functional currency. To manage such currency risks, the Company's policies require the subsidiaries to hedge their foreign currency exposures from binding sales and purchase contracts denominated in foreign currencies. For forecasted foreign currency denominated sales of standard products and the related foreign currency denominated purchases, the Company's policy is to hedge up to a maximum of 100 percent of the forecasted foreign currency denominated exposure, depending on the length of the forecasted exposures. Forecasted exposures greater than 12 months are not hedged. Forward foreign exchange contracts are the main instrument used to protect the Company against the volatility of future cash flows (caused by changes in exchange rates) of contracted and forecasted sales and purchases denominated in foreign currencies. In addition, within its treasury operations, the Company primarily uses foreign exchange swaps and forward foreign exchange contracts to manage the currency and timing mismatches arising in its liquidity management activities.

Commodity risk

        Various commodity products are used in the Company's manufacturing activities. Consequently it is exposed to volatility in future cash flows arising from changes in commodity prices. To manage the price risk of commodities other than electricity, the Company's policies require that the subsidiaries hedge the commodity price risk exposures from binding contracts, as well as at least 50 percent (up to a maximum of 100 percent) of the forecasted commodity exposure over the next 12 months or longer (up to a maximum of 18 months). In certain locations where the price of electricity is hedged, up to a maximum of 90 percent of the forecasted electricity needs, depending on the length of the forecasted exposures, are hedged. Swap and futures contracts are used to manage the associated price risks of commodities.

Interest rate risk

        The Company has issued bonds at fixed rates. Interest rate swaps are used to manage the interest rate risk associated with such debt. In addition, from time to time, the Company uses instruments such as interest rate swaps, bond futures or forward rate agreements to manage interest rate risk arising from the Company's balance sheet structure but does not designate such instruments as hedges.

Equity risk

        The Company is exposed to fluctuations in the fair value of its warrant appreciation rights (WARs) issued under its MIP. A WAR gives its holder the right to receive cash equal to the market price of an equivalent listed warrant on the date of exercise. To eliminate such risk, the Company has purchased cash-settled call options which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs.

        In general, while the Company's primary objective in its use of derivatives is to minimize exposures arising from its business, certain derivatives are designated and qualify for hedge accounting treatment while others either are not designated or do not qualify for hedge accounting.

Volume of derivative activity

Foreign exchange and interest rate derivatives:

        The gross notional amounts of outstanding foreign exchange and interest rate derivatives (whether designated as hedges or not) were as follows:

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2011	2010	2009
Foreign exchange contracts	16,503	16,971	14,446
Embedded foreign exchange derivatives	3,439	2,891	3,951
Interest rate contracts	5,535	2,357	2,860

Derivative commodity contracts:

        The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company's requirements in the various commodities:

		Total notional amounts at December 31,
Type of derivative	Unit	2011	2010	2009
Copper swaps	metric tonnes	38,414	20,977	22,002
Aluminum swaps	metric tonnes	5,068	3,050	2,193
Nickel swaps	metric tonnes	18	36	24
Lead swaps	metric tonnes	13,325	9,525	—
Zinc swaps	metric tonnes	125	—	—
Silver swaps	ounces	1,981,646	—	—
Electricity futures	megawatt hours	326,960	363,340	367,748
Crude oil swaps	barrels	113,397	121,979	154,632

Equity derivatives:

        At December 31, 2011, 2010 and 2009, the Company held 61 million, 58 million and 64 million cash-settled call options on ABB Ltd shares with a total fair value of $21 million, $45 million and $64 million, respectively.

Cash flow hedges

        As noted above, the Company mainly uses forward foreign exchange contracts to manage the foreign exchange risk of its operations, commodity swaps to manage its commodity risks and cash-settled call options to hedge its WAR liabilities. Where such instruments are designated and qualify as cash flow hedges, the effective portion of the changes in their fair value is recorded in "Accumulated other comprehensive loss" and subsequently reclassified into earnings in the same line item and in the same period as the underlying hedged transaction affects earnings. Any ineffectiveness in the hedge relationship, or hedge component excluded from the assessment of effectiveness, is recognized in earnings during the current period.

        At December 31, 2011, 2010 and 2009, "Accumulated other comprehensive loss" included net unrealized gains of $12 million, $92 million and $20 million, respectively, net of tax, on derivatives designated as cash flow hedges. Of the amount at December 31, 2011, net gains of $8 million are expected to be reclassified to earnings in 2012. At December 31, 2011, the longest maturity of a derivative classified as a cash flow hedge was 74 months.

        In 2011, 2010 and 2009, the amounts of gains or losses, net of tax, reclassified into earnings due to the discontinuance of cash flow hedge accounting and recognized in earnings due to ineffectiveness in cash flow hedge relationships were not significant.

        The pre-tax effects of derivative instruments, designated and qualifying as cash flow hedges, on "Accumulated other comprehensive loss" and the Consolidated Income Statements were as follows:

2011
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	11	Total revenues	113	Total revenues	—
		Total cost of sales	(9)	Total cost of sales	—
Commodity contracts	(17)	Total cost of sales	2	Total cost of sales	—
Cash-settled call options	(21)	SG&A expenses(2)	(18)	SG&A expenses(2)	—

Total	(27)		88		—

2010
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	107	Total revenues	36	Total revenues	2
		Total cost of sales	(4)	Total cost of sales	—
Commodity contracts	9	Total cost of sales	8	Total cost of sales	1
Cash-settled call options	(4)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	112		29		3

2009
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	84	Total revenues	(91)	Total revenues	4
		Total cost of sales	4	Total cost of sales	—
Commodity contracts	31	Total cost of sales	(40)	Total cost of sales	2
Cash-settled call options	8	SG&A expenses(2)	(16)	SG&A expenses(2)	—

Total	123		(143)		6

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
SG&A expenses represent "Selling, general and administrative expenses".

        Derivative gains of $61 million and $19 million, both net of tax, were reclassified from "Accumulated other comprehensive loss" to earnings during 2011 and 2010, respectively. During 2009, derivative losses of $105 million, net of tax, were reclassified to earnings.

Fair value hedges

        To reduce its interest rate exposure arising primarily from its debt issuance activities, the Company uses interest rate swaps. Where such instruments are designated as fair value hedges, the changes in fair value of these instruments, as well as the changes in fair value of the risk component of the underlying debt being hedged, are recorded as offsetting gains and losses in "Interest and other finance expense". Hedge ineffectiveness of instruments designated as fair value hedges in 2011, 2010 and 2009, was not significant.

        The effect of derivative instruments, designated and qualifying as fair value hedges, on the Consolidated Income Statements was as follows:

2011
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(24)	Interest and other finance expense	24
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(24)		24

2010
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(12)	Interest and other finance expense	12
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(12)		12

2009
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	41	Interest and other finance expense	(41)
Cross-currency swaps	Interest and other finance expense	3	Interest and other finance expense	(3)

Total		44		(44)

Derivatives not designated in hedge relationships

        Derivative instruments that are not designated as hedges or do not qualify as either cash flow or fair value hedges are economic hedges used for risk management purposes. Gains and losses from changes in the fair values of such derivatives are recognized in the same line in the income statement as the economically hedged transaction.

        Furthermore, under certain circumstances, the Company is required to split and account separately for foreign currency derivatives that are embedded within certain binding sales or purchase contracts denominated in a currency other than the functional currency of the subsidiary and the counterparty.

        The gains (losses) recognized in the Consolidated Income Statements on derivatives not designated in hedging relationships are included in the table below:

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2011	2010	2009
Foreign exchange contracts	Total revenues	(93)	436	389
	Total cost of sales	(25)	(263)	(264)
	Interest and other finance expense	265	563	70
Embedded foreign exchange contracts	Total revenues	(31)	(279)	(234)
	Total cost of sales	11	17	51
Commodity contracts	Total cost of sales	(59)	38	96
	Interest and other finance expense	1	—	—
Cross-currency swaps	Interest and other finance expense	—	—	2
Interest rate contracts	Interest and other finance expense	—	—	2
Cash-settled call options	Interest and other finance expense	(1)	(1)	1

Total		68	511	113

        The fair values of derivatives included in the Consolidated Balance Sheets were as follows:

	December 31, 2011
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	37	6	26	10
Commodity contracts	1	—	6	—
Interest rate contracts	—	40	—	—
Cash-settled call options	13	6	—	—

Total	51	52	32	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	142	38	289	28
Commodity contracts	9	1	33	3
Interest rate contracts	—	—	—	1
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	51	13	77	19

Total	203	53	399	51

Total fair value	254	105	431	61

	December 31, 2010
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	106	39	23	12
Commodity contracts	8	—	—	—
Interest rate contracts	14	50	—	—
Cash-settled call options	18	25	—	—

Total	146	114	23	12

Derivatives not designated as hedging instruments:
Foreign exchange contracts	435	62	140	14
Commodity contracts	42	2	7	—
Interest rate contracts	—	—	—	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	23	4	134	50

Total	500	70	281	65

Total fair value	646	184	304	77

        Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables above and in the Consolidated Balance Sheets at December 31, 2011 and 2010, have been presented on a gross basis.